Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	Flutter Entertainment plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-37403
Entity Tax Identification Number	98-1782229
Entity Address, Postal Zip Code	10010
Entity Address, State or Province	NY
Entity Central Index Key	0001635327
Amendment Flag	false
Entity Address, City or Town	New York
Entity Address, Address Line Two	14th Floor
Entity Address, Address Line One	290 Park Ave South
City Area Code	(646)
Local Phone Number	930-0950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false